Summary of Land Use Right, Net for Discontinued Operations (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Intangible Assets [Line Items]
Land use rights	$ 7,705	$ 8,259
Less: accumulated amortization	(885)	(785)
Land use rights, net	$ 6,820	$ 7,474